American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2022

VP Balanced - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.5%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	5,490	2,423,286
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	10,708	2,296,438
Auto Components — 0.5%
Aptiv PLC(1)	15,219	1,821,867
Automobiles — 1.3%
Rivian Automotive, Inc., Class A(1)	6,949	349,118
Tesla, Inc.(1)	4,291	4,623,981
		4,973,099
Banks — 2.3%
Bank of America Corp.	49,625	2,045,542
JPMorgan Chase & Co.	25,908	3,531,779
Regions Financial Corp.	128,515	2,860,744
		8,438,065
Beverages — 0.9%
PepsiCo, Inc.	20,167	3,375,552
Biotechnology — 0.4%
Amgen, Inc.	4,526	1,094,477
Vertex Pharmaceuticals, Inc.(1)	2,109	550,386
		1,644,863
Building Products — 0.9%
Johnson Controls International PLC	38,249	2,507,987
Masco Corp.	18,138	925,038
		3,433,025
Capital Markets — 2.8%
Ameriprise Financial, Inc.	4,931	1,481,075
BlackRock, Inc.	2,423	1,851,584
Intercontinental Exchange, Inc.	8,163	1,078,496
Morgan Stanley	38,386	3,354,936
S&P Global, Inc.	5,977	2,451,646
		10,217,737
Chemicals — 1.5%
Air Products and Chemicals, Inc.	3,540	884,681
Ecolab, Inc.	4,804	848,194
Linde PLC	8,708	2,781,597
Sherwin-Williams Co.	3,739	933,329
		5,447,801
Communications Equipment — 1.2%
Cisco Systems, Inc.	81,423	4,540,146
Consumer Finance — 0.6%
American Express Co.	12,058	2,254,846
Containers and Packaging — 0.4%
Ball Corp.	15,513	1,396,170
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	8,826	449,596
Electric Utilities — 1.2%
NextEra Energy, Inc.	51,732	4,382,218
Electrical Equipment — 0.8%
Eaton Corp. PLC	10,051	1,525,340

Generac Holdings, Inc.(1)	714	212,243
Rockwell Automation, Inc.	4,594	1,286,458
		3,024,041
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	9,780	1,749,544
Cognex Corp.	12,452	960,672
Keysight Technologies, Inc.(1)	11,853	1,872,418
		4,582,634
Energy Equipment and Services — 0.8%
Schlumberger NV	73,645	3,042,275
Entertainment — 0.9%
Electronic Arts, Inc.	6,828	863,810
Walt Disney Co.(1)	18,637	2,556,251
		3,420,061
Equity Real Estate Investment Trusts (REITs) — 1.5%
Prologis, Inc.	34,099	5,506,307
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.	2,713	1,562,281
Sysco Corp.	29,281	2,390,794
		3,953,075
Food Products — 0.5%
Mondelez International, Inc., Class A	25,572	1,605,410
Vital Farms, Inc.(1)	8,510	105,184
		1,710,594
Health Care Equipment and Supplies — 1.2%
Edwards Lifesciences Corp.(1)	19,606	2,308,018
Medtronic PLC	14,558	1,615,210
ResMed, Inc.	1,913	463,922
		4,387,150
Health Care Providers and Services — 2.6%
Cigna Corp.	11,111	2,662,307
CVS Health Corp.	23,947	2,423,676
Humana, Inc.	2,207	960,420
UnitedHealth Group, Inc.	7,189	3,666,174
		9,712,577
Hotels, Restaurants and Leisure — 1.3%
Booking Holdings, Inc.(1)	705	1,655,657
Chipotle Mexican Grill, Inc.(1)	636	1,006,171
Expedia Group, Inc.(1)	10,680	2,089,756
		4,751,584
Household Products — 0.9%
Colgate-Palmolive Co.	12,135	920,197
Procter & Gamble Co.	16,540	2,527,312
		3,447,509
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	12,648	2,461,048
Insurance — 1.1%
Marsh & McLennan Cos., Inc.	8,556	1,458,113
Prudential Financial, Inc.	9,906	1,170,592
Travelers Cos., Inc.	8,434	1,541,145
		4,169,850
Interactive Media and Services — 3.4%
Alphabet, Inc., Class A(1)	3,790	10,541,316
Alphabet, Inc., Class C(1)	737	2,058,434
		12,599,750

Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	2,551	8,316,132
IT Services — 2.8%
Accenture PLC, Class A	8,077	2,723,807
Mastercard, Inc., Class A	8,142	2,909,788
PayPal Holdings, Inc.(1)	13,258	1,533,288
Visa, Inc., Class A	14,489	3,213,225
		10,380,108
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	14,954	1,978,863
Thermo Fisher Scientific, Inc.	3,956	2,336,611
		4,315,474
Machinery — 1.4%
Cummins, Inc.	7,374	1,512,481
Deere & Co.	2,163	898,640
Parker-Hannifin Corp.	6,603	1,873,668
Xylem, Inc.	9,658	823,441
		5,108,230
Media — 0.3%
Comcast Corp., Class A	24,068	1,126,864
Multiline Retail — 0.3%
Target Corp.	4,769	1,012,077
Oil, Gas and Consumable Fuels — 1.1%
ConocoPhillips	39,980	3,998,000
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	3,296	897,567
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	35,740	2,610,092
Merck & Co., Inc.	23,038	1,890,268
Novo Nordisk A/S, B Shares	11,717	1,299,604
Zoetis, Inc.	10,301	1,942,665
		7,742,629
Road and Rail — 0.7%
Norfolk Southern Corp.	5,074	1,447,206
Union Pacific Corp.	4,738	1,294,469
		2,741,675
Semiconductors and Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(1)	11,846	1,295,242
Analog Devices, Inc.	14,060	2,322,431
Applied Materials, Inc.	15,414	2,031,565
ASML Holding NV	2,987	1,995,978
NVIDIA Corp.	19,554	5,335,504
		12,980,720
Software — 6.1%
Adobe, Inc.(1)	3,650	1,663,013
Microsoft Corp.	59,592	18,372,810
salesforce.com, Inc.(1)	6,119	1,299,186
ServiceNow, Inc.(1)	1,191	663,256
Workday, Inc., Class A(1)	2,466	590,508
		22,588,773
Specialty Retail — 1.5%
Home Depot, Inc.	11,594	3,470,432
TJX Cos., Inc.	23,518	1,424,721
Tractor Supply Co.	3,417	797,425
		5,692,578

Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	62,323	10,882,219
Textiles, Apparel and Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)	2,083	570,263
NIKE, Inc., Class B	14,866	2,000,369
		2,570,632
TOTAL COMMON STOCKS (Cost $188,162,124)		224,216,842
U.S. TREASURY SECURITIES — 17.4%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	133,865
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	573,340
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	786,820
U.S. Treasury Bonds, 1.875%, 2/15/41	1,100,000	980,311
U.S. Treasury Bonds, 2.00%, 11/15/41	1,100,000	995,672
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	107,912
U.S. Treasury Bonds, 2.375%, 2/15/42	900,000	868,359
U.S. Treasury Bonds, 3.00%, 5/15/42	1,300,000	1,378,152
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	559,120
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	310,869
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	584,953
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	213,512
U.S. Treasury Bonds, 2.75%, 8/15/47	100,000	103,730
U.S. Treasury Bonds, 3.375%, 11/15/48	900,000	1,054,793
U.S. Treasury Bonds, 2.25%, 8/15/49	600,000	571,266
U.S. Treasury Bonds, 2.375%, 11/15/49	750,000	734,590
U.S. Treasury Bonds, 2.00%, 2/15/50	200,000	180,398
U.S. Treasury Bonds, 2.375%, 5/15/51	1,400,000	1,373,559
U.S. Treasury Bonds, 2.00%, 8/15/51	1,900,000	1,714,750
U.S. Treasury Bonds, 1.875%, 11/15/51	100,000	87,750
U.S. Treasury Bonds, 2.25%, 2/15/52	1,700,000	1,630,938
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	758,485	795,314
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	98,470
U.S. Treasury Notes, 0.125%, 8/31/23	1,500,000	1,459,453
U.S. Treasury Notes, 0.50%, 11/30/23	800,000	777,703
U.S. Treasury Notes, 2.875%, 11/30/23	1,600,000	1,617,094
U.S. Treasury Notes, 0.125%, 12/15/23	1,000,000	964,902
U.S. Treasury Notes, 1.50%, 2/29/24	3,800,000	3,744,930
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	400,523
U.S. Treasury Notes, 0.25%, 3/15/24	1,000,000	960,820
U.S. Treasury Notes, 0.375%, 4/15/24	2,400,000	2,305,781
U.S. Treasury Notes, 0.75%, 11/15/24	5,000,000	4,779,785
U.S. Treasury Notes, 1.00%, 12/15/24	6,900,000	6,631,951
U.S. Treasury Notes, 1.50%, 2/15/25	2,600,000	2,527,484
U.S. Treasury Notes, 1.75%, 3/15/25	2,000,000	1,957,812
U.S. Treasury Notes, 0.25%, 5/31/25	200,000	186,180
U.S. Treasury Notes, 0.25%, 8/31/25	900,000	832,869
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,251,682
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	677,428
U.S. Treasury Notes, 1.125%, 2/28/27	2,400,000	2,252,344
U.S. Treasury Notes, 1.875%, 2/28/27	1,700,000	1,654,711
U.S. Treasury Notes, 0.50%, 4/30/27	1,500,000	1,360,869
U.S. Treasury Notes, 0.50%, 6/30/27	200,000	180,793
U.S. Treasury Notes, 0.625%, 12/31/27	1,300,000	1,172,336
U.S. Treasury Notes, 1.25%, 3/31/28	400,000	373,180
U.S. Treasury Notes, 1.25%, 4/30/28	1,350,000	1,257,873

U.S. Treasury Notes, 1.25%, 6/30/28	1,100,000	1,023,473
U.S. Treasury Notes, 1.50%, 11/30/28	1,700,000	1,601,553
U.S. Treasury Notes, 1.875%, 2/28/29	3,600,000	3,475,969
U.S. Treasury Notes, 1.875%, 2/15/32	3,100,000	2,977,453
TOTAL U.S. TREASURY SECURITIES (Cost $66,450,712)		64,245,394
CORPORATE BONDS — 10.1%
Aerospace and Defense — 0.2%
Boeing Co., 5.15%, 5/1/30	120,000	128,160
Boeing Co., 3.625%, 2/1/31	110,000	107,256
Boeing Co., 5.81%, 5/1/50	80,000	92,661
Raytheon Technologies Corp., 4.125%, 11/16/28	210,000	219,817
		547,894
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(3)	115,000	99,903
Airlines — 0.1%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(3)	133,911	123,489
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	196,000	197,843
		321,332
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	100,000	79,724
Aptiv PLC / Aptiv Corp., 3.25%, 3/1/32	32,000	30,370
		110,094
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	200,000	200,000
General Motors Co., 5.15%, 4/1/38	130,000	132,449
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	266,427
General Motors Financial Co., Inc., 2.40%, 10/15/28	108,000	96,875
Toyota Motor Credit Corp., 1.90%, 4/6/28	140,000	130,217
		825,968
Banks — 1.3%
Banco Santander SA, 5.18%, 11/19/25	200,000	206,954
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	180,936
Bank of America Corp., VRN, 3.38%, 4/2/26	145,000	144,866
Bank of America Corp., VRN, 2.55%, 2/4/28	90,000	86,082
Bank of America Corp., VRN, 3.42%, 12/20/28	446,000	441,825
Bank of America Corp., VRN, 2.88%, 10/22/30	368,000	349,426
Bank of America Corp., VRN, 2.48%, 9/21/36	105,000	90,441
Bank of America Corp., VRN, 3.85%, 3/8/37	118,000	113,164
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(3)	200,000	181,598
Citigroup, Inc., VRN, 0.78%, 10/30/24	30,000	28,997
Citigroup, Inc., VRN, 2.01%, 1/25/26	245,000	236,039
Citigroup, Inc., VRN, 3.07%, 2/24/28	164,000	159,911
Citigroup, Inc., VRN, 3.52%, 10/27/28	249,000	247,006
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	200,000	192,317
FNB Corp., 2.20%, 2/24/23	140,000	139,230
HSBC Holdings PLC, VRN, 3.00%, 3/10/26	160,000	156,982
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	80,000	72,850
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	105,000	97,900
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	89,000	86,954
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	392,000	361,615
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	155,000	143,869
National Australia Bank Ltd., 2.33%, 8/21/30(3)	250,000	217,823
Societe Generale SA, 5.00%, 1/17/24(3)	340,000	346,648
US Bancorp, VRN, 2.49%, 11/3/36	140,000	125,782

Wells Fargo & Co., VRN, 3.53%, 3/24/28	116,000	115,860
Wells Fargo & Co., VRN, 3.07%, 4/30/41	210,000	189,457
Westpac Banking Corp., VRN, 2.89%, 2/4/30	70,000	67,532
Westpac Banking Corp., VRN, 3.02%, 11/18/36	78,000	69,436
		4,851,500
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	183,768
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	240,000	260,436
		444,204
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29	145,000	143,431
AbbVie, Inc., 4.40%, 11/6/42	80,000	84,646
Amgen, Inc., 1.65%, 8/15/28	190,000	173,447
		401,524
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	60,000	58,830
Capital Markets — 1.2%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	297,000	268,257
Blackstone Private Credit Fund, 2.625%, 12/15/26(3)	122,000	109,988
Blackstone Private Credit Fund, 3.25%, 3/15/27(3)	146,000	134,035
Blackstone Secured Lending Fund, 2.85%, 9/30/28(3)	95,000	82,530
Blue Owl Finance LLC, 3.125%, 6/10/31(3)	33,000	28,138
Blue Owl Finance LLC, 4.125%, 10/7/51(3)	62,000	49,323
Charles Schwab Corp., 2.45%, 3/3/27	51,000	49,597
Coinbase Global, Inc., 3.375%, 10/1/28(3)	34,000	30,080
Deutsche Bank AG, VRN, 3.96%, 11/26/25	215,000	215,031
Deutsche Bank AG, VRN, 2.31%, 11/16/27	150,000	137,686
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	198,023
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	355,000	346,316
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	581,000	540,764
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	128,000	129,111
Golub Capital BDC, Inc., 2.50%, 8/24/26	59,000	54,284
Hercules Capital, Inc., 2.625%, 9/16/26	109,000	100,281
Hercules Capital, Inc., 3.375%, 1/20/27	73,000	68,649
Main Street Capital Corp., 3.00%, 7/14/26	96,000	89,135
Morgan Stanley, VRN, 0.53%, 1/25/24	410,000	403,493
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	188,262
Morgan Stanley, VRN, 2.63%, 2/18/26	402,000	394,630
Morgan Stanley, VRN, 2.48%, 9/16/36	109,000	93,633
Owl Rock Capital Corp., 3.40%, 7/15/26	44,000	41,376
Owl Rock Capital Corp., 2.625%, 1/15/27	73,000	65,541
Owl Rock Core Income Corp., 3.125%, 9/23/26(3)	219,000	198,188
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(3)	111,000	116,747
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	7,000	6,916
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	123,000	111,275
Prospect Capital Corp., 3.71%, 1/22/26	130,000	122,697
Prospect Capital Corp., 3.44%, 10/15/28	48,000	41,082
UBS Group AG, VRN, 1.49%, 8/10/27(3)	220,000	200,007
		4,615,075
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	110,000	122,428
CF Industries, Inc., 4.95%, 6/1/43	80,000	86,191
		208,619
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	115,000	106,104

Waste Connections, Inc., 3.20%, 6/1/32	58,000	56,655
Waste Connections, Inc., 2.95%, 1/15/52	104,000	89,001
Waste Management, Inc., 2.50%, 11/15/50	50,000	40,447
		292,207
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	165,000	143,515
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	116,000	103,220
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	150,000	138,619
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	61,000	54,797
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	101,000	99,743
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	4,000	3,952
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(3)	28,000	24,784
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(3)	122,000	108,706
SLM Corp., 3.125%, 11/2/26	155,000	144,097
		574,698
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	157,000	148,911
WRKCo, Inc., 3.00%, 9/15/24	72,000	71,395
		220,306
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	107,432
Novant Health, Inc., 3.17%, 11/1/51	85,000	76,932
Pepperdine University, 3.30%, 12/1/59	105,000	96,601
		280,965
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	158,000	155,441
Corebridge Financial, Inc., 3.85%, 4/5/29(3)(4)	79,000	78,905
Corebridge Financial, Inc., 4.35%, 4/5/42(3)(4)	36,000	36,018
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	215,188
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	250,000	224,757
		710,309
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 4.35%, 3/1/29	305,000	323,101
AT&T, Inc., 5.25%, 3/1/37	279,000	318,059
AT&T, Inc., 4.90%, 8/15/37	130,000	143,555
AT&T, Inc., 5.15%, 3/15/42	160,000	180,406
AT&T, Inc., 4.80%, 6/15/44	34,000	36,275
AT&T, Inc., 4.55%, 3/9/49	155,000	162,793
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	188,053
Telefonica Emisiones SA, 4.90%, 3/6/48	320,000	332,149
Verizon Communications, Inc., 4.33%, 9/21/28	113,000	119,381
Verizon Communications, Inc., 1.75%, 1/20/31	140,000	122,256
Verizon Communications, Inc., 3.40%, 3/22/41	90,000	84,608
		2,010,636
Electric Utilities — 0.6%
AEP Texas, Inc., 2.10%, 7/1/30	130,000	115,988
Alfa Desarrollo SpA, 4.55%, 9/27/51(3)	99,730	86,711
Baltimore Gas and Electric Co., 2.25%, 6/15/31	81,000	73,841
Comision Federal de Electricidad, 4.68%, 2/9/51(3)	200,000	164,687
Commonwealth Edison Co., 3.20%, 11/15/49	115,000	106,174
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	50,736
Duke Energy Corp., 2.55%, 6/15/31	60,000	54,951
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	106,969

Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	29,711
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	143,351
Duke Energy Progress LLC, 4.15%, 12/1/44	115,000	118,896
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	49,164
Exelon Corp., 4.45%, 4/15/46	60,000	62,916
Exelon Corp., 4.10%, 3/15/52(3)	27,000	27,504
Florida Power & Light Co., 2.45%, 2/3/32	84,000	79,118
Florida Power & Light Co., 4.125%, 2/1/42	69,000	72,931
Indiana Michigan Power Co., 3.25%, 5/1/51	57,000	51,096
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	118,525
Northern States Power Co., 3.20%, 4/1/52	90,000	85,116
Pacific Gas and Electric Co., 4.20%, 6/1/41	55,000	47,935
PacifiCorp, 3.30%, 3/15/51	100,000	92,129
Public Service Co. of Colorado, 1.875%, 6/15/31	108,000	96,120
Public Service Electric and Gas Co., 3.10%, 3/15/32	84,000	83,086
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	120,000	102,794
Union Electric Co., 3.90%, 4/1/52(4)	84,000	87,012
Xcel Energy, Inc., 3.40%, 6/1/30	120,000	119,949
		2,227,410
Energy Equipment and Services†
Halliburton Co., 2.92%, 3/1/30	110,000	106,470
Entertainment — 0.2%
Magallanes, Inc., 3.76%, 3/15/27(3)	88,000	87,987
Magallanes, Inc., 5.05%, 3/15/42(3)	57,000	58,260
Magallanes, Inc., 5.14%, 3/15/52(3)	120,000	123,057
Netflix, Inc., 3.625%, 6/15/25(3)	27,000	27,177
Netflix, Inc., 4.875%, 4/15/28	264,000	277,279
Netflix, Inc., 5.875%, 11/15/28	60,000	66,288
Walt Disney Co., 4.70%, 3/23/50	75,000	87,370
		727,418
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 3.95%, 3/15/29	25,000	25,064
American Tower Corp., 4.05%, 3/15/32(4)	60,000	60,214
Broadstone Net Lease LLC, 2.60%, 9/15/31	83,000	74,050
Corporate Office Properties LP, 2.00%, 1/15/29	175,000	154,220
EPR Properties, 4.75%, 12/15/26	94,000	94,167
EPR Properties, 4.95%, 4/15/28	214,000	214,370
EPR Properties, 3.60%, 11/15/31	57,000	51,775
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	150,000	156,905
LXP Industrial Trust, 2.375%, 10/1/31	205,000	182,194
National Health Investors, Inc., 3.00%, 2/1/31	274,000	238,820
National Retail Properties, Inc., 4.80%, 10/15/48	96,000	103,788
Office Properties Income Trust, 2.40%, 2/1/27	125,000	111,376
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	76,000	67,261
Piedmont Operating Partnership LP, 2.75%, 4/1/32	135,000	120,530
Rexford Industrial Realty LP, 2.15%, 9/1/31	151,000	131,324
Sabra Health Care LP, 3.20%, 12/1/31	150,000	134,113
STORE Capital Corp., 4.625%, 3/15/29	56,000	58,217
STORE Capital Corp., 2.70%, 12/1/31	246,000	218,323
Tanger Properties LP, 2.75%, 9/1/31	300,000	260,725
		2,457,436
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	173,000	200,927
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	171,596

Kraft Heinz Foods Co., 5.00%, 6/4/42	132,000	141,154
Mondelez International, Inc., 2.75%, 4/13/30	79,000	75,681
		388,431
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27(3)	173,000	161,948
Baxter International, Inc., 2.54%, 2/1/32(3)	250,000	228,564
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	310,000	297,605
		688,117
Health Care Providers and Services — 0.4%
Centene Corp., 2.45%, 7/15/28	190,000	173,855
Centene Corp., 4.625%, 12/15/29	85,000	85,836
Centene Corp., 3.375%, 2/15/30	136,000	128,207
CVS Health Corp., 1.75%, 8/21/30	100,000	87,767
CVS Health Corp., 4.78%, 3/25/38	30,000	32,864
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	31,344
HCA, Inc., 2.375%, 7/15/31	80,000	71,629
HCA, Inc., 3.50%, 7/15/51	120,000	104,465
Humana, Inc., 2.15%, 2/3/32	398,000	349,410
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	92,958
Universal Health Services, Inc., 1.65%, 9/1/26(3)	147,000	135,066
Universal Health Services, Inc., 2.65%, 10/15/30(3)	150,000	136,393
		1,429,794
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	130,000	123,981
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	88,821
Safehold Operating Partnership LP, 2.85%, 1/15/32	155,000	136,937
		225,758
Insurance — 0.3%
Alleghany Corp., 3.25%, 8/15/51	46,000	40,061
American International Group, Inc., 6.25%, 5/1/36	106,000	131,437
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	95,000	82,368
Athene Global Funding, 1.99%, 8/19/28(3)	117,000	102,961
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	77,000	68,662
Global Atlantic Fin Co., 3.125%, 6/15/31(3)	82,000	73,503
Guardian Life Global Funding, 1.625%, 9/16/28(3)	169,000	148,553
Hill City Funding Trust, 4.05%, 8/15/41(3)	267,000	224,531
Prudential Financial, Inc., VRN, 5.125%, 3/1/52	101,000	102,227
RGA Global Funding, 2.70%, 1/18/29(3)	150,000	141,325
SBL Holdings, Inc., 5.125%, 11/13/26(3)	115,000	116,337
		1,231,965
IT Services†
Fiserv, Inc., 2.65%, 6/1/30	130,000	120,172
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	115,000	98,012
Illumina, Inc., 2.55%, 3/23/31	193,000	175,731
		273,743
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	88,000	73,359
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	170,000	169,166
Comcast Corp., 3.75%, 4/1/40	155,000	156,613
Discovery Communications LLC, 4.65%, 5/15/50	85,000	82,751
Grupo Televisa SAB, 5.00%, 5/13/45	200,000	207,522
Omnicom Group, Inc., 2.60%, 8/1/31	115,000	106,510
Paramount Global, 4.20%, 6/1/29	95,000	96,209

Paramount Global, 4.375%, 3/15/43	90,000	85,894
Time Warner Cable LLC, 4.50%, 9/15/42	240,000	222,574
		1,200,598
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	160,000	143,397
Nucor Corp., 3.125%, 4/1/32	58,000	56,131
Steel Dynamics, Inc., 3.45%, 4/15/30	70,000	69,059
Teck Resources Ltd., 6.25%, 7/15/41	130,000	155,807
		424,394
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	150,000	148,192
CenterPoint Energy, Inc., 4.25%, 11/1/28	38,000	39,161
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	90,546
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	97,639
NiSource, Inc., 5.65%, 2/1/45	105,000	119,419
Sempra Energy, 3.25%, 6/15/27	30,000	29,622
WEC Energy Group, Inc., 1.375%, 10/15/27	170,000	153,216
		677,795
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	170,000	155,642
Target Corp., 2.95%, 1/15/52	115,000	105,974
		261,616
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	300,000	293,975
BP Capital Markets America, Inc., 3.06%, 6/17/41	90,000	80,969
Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	90,742
Continental Resources, Inc., 2.27%, 11/15/26(3)	107,000	100,045
Continental Resources, Inc., 2.875%, 4/1/32(3)	77,000	68,784
Diamondback Energy, Inc., 3.50%, 12/1/29	110,000	109,088
Diamondback Energy, Inc., 4.25%, 3/15/52	24,000	23,781
Enbridge, Inc., 3.40%, 8/1/51	50,000	44,498
Energy Transfer LP, 3.60%, 2/1/23	30,000	30,182
Energy Transfer LP, 4.25%, 3/15/23	110,000	111,240
Energy Transfer LP, 3.75%, 5/15/30	150,000	147,778
Energy Transfer LP, 4.90%, 3/15/35	95,000	96,370
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	159,480
Enterprise Products Operating LLC, 3.30%, 2/15/53	79,000	67,665
Equinor ASA, 3.25%, 11/18/49	70,000	66,237
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	319,348	289,232
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	100,696
MPLX LP, 4.95%, 3/14/52	120,000	125,255
Petroleos Mexicanos, 3.50%, 1/30/23	80,000	80,110
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	308,297
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	243,328
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	90,000	87,900
		2,725,652
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	130,000	122,885
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	155,000	151,832
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	94,111
Merck & Co., Inc., 1.70%, 6/10/27	115,000	109,013
Royalty Pharma PLC, 2.20%, 9/2/30	75,000	65,686
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	290,000	288,190

Viatris, Inc., 4.00%, 6/22/50	28,000	23,615
		732,447
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	110,000	96,460
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	105,000	111,578
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	66,527
CSX Corp., 3.25%, 6/1/27	42,000	42,347
DAE Funding LLC, 3.375%, 3/20/28(3)	215,000	202,100
Union Pacific Corp., 3.55%, 8/15/39	160,000	158,279
		580,831
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(3)(4)	68,000	68,082
Broadcom, Inc., 4.75%, 4/15/29	103,000	108,412
Intel Corp., 2.80%, 8/12/41	200,000	177,276
Microchip Technology, Inc., 4.25%, 9/1/25	349,000	353,497
Qorvo, Inc., 4.375%, 10/15/29	157,000	157,345
Qorvo, Inc., 3.375%, 4/1/31(3)	109,000	99,291
		963,903
Software†
Oracle Corp., 3.60%, 4/1/40	135,000	117,391
Workday, Inc., 3.70%, 4/1/29(4)	50,000	50,157
		167,548
Specialty Retail — 0.2%
AutoNation, Inc., 1.95%, 8/1/28	82,000	73,557
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	180,000	165,229
Home Depot, Inc., 2.375%, 3/15/51	149,000	119,871
Lowe's Cos., Inc., 2.625%, 4/1/31	225,000	211,184
Lowe's Cos., Inc., 4.25%, 4/1/52	250,000	258,983
		828,824
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.65%, 2/8/51	225,000	194,714
Dell International LLC / EMC Corp., 5.30%, 10/1/29	65,000	70,913
Dell International LLC / EMC Corp., 8.10%, 7/15/36	79,000	104,147
Dell International LLC / EMC Corp., 3.375%, 12/15/41(3)	65,000	54,751
HP, Inc., 4.00%, 4/15/29	65,000	64,816
HP, Inc., 4.20%, 4/15/32	56,000	55,876
		545,217
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	250,000	246,450
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	128,000	130,504
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	130,000	122,801
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	287,000	291,994
T-Mobile USA, Inc., 3.50%, 4/15/31	136,000	128,185
T-Mobile USA, Inc., 3.40%, 10/15/52(3)	55,000	46,974
Vodafone Group PLC, VRN, 4.125%, 6/4/81	165,000	150,186
		617,339
TOTAL CORPORATE BONDS (Cost $40,202,626)		37,467,685
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	3,808	3,976

FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	9,384	9,907
FHLMC, VRN, 2.36%, (1-year H15T1Y plus 2.26%), 4/1/37	12,888	13,509
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	6,619	6,916
FHLMC, VRN, 2.88%, (12-month LIBOR plus 1.63%), 1/1/44	12,350	12,561
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.60%), 6/1/45	15,743	16,298
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	52,005	53,635
FHLMC, VRN, 3.10%, (12-month LIBOR plus 1.64%), 9/1/47	36,254	36,816
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	6,199	6,438
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	5,940	6,164
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	11,429	12,047
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	25,270	25,457
		203,724
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.5%
FHLMC, 3.00%, 7/1/51	550,205	540,579
FHLMC, 3.00%, 7/1/51	536,604	526,010
FHLMC, 2.50%, 8/1/51	1,063,164	1,016,073
FHLMC, 2.50%, 9/1/51	459,247	438,906
FHLMC, 2.50%, 10/1/51	377,742	362,690
FHLMC, 3.00%, 12/1/51	547,374	536,238
FNMA, 3.50%, 3/1/34	16,496	16,943
FNMA, 4.50%, 9/1/41	13,215	14,035
FNMA, 3.50%, 5/1/42	162,261	165,547
FNMA, 3.50%, 6/1/42	37,508	38,273
FNMA, 3.00%, 6/1/51	70,077	69,199
FNMA, 3.00%, 10/1/51	1,317,937	1,291,064
FNMA, 2.50%, 11/1/51	641,623	613,271
FNMA, 2.50%, 12/1/51	290,063	277,215
FNMA, 3.00%, 2/1/52	542,705	532,681
FNMA, 3.00%, 2/1/52	1,320,695	1,293,966
GNMA, 4.00%, TBA	1,400,000	1,428,000
GNMA, 7.00%, 4/20/26	3,195	3,374
GNMA, 7.50%, 8/15/26	2,135	2,266
GNMA, 7.00%, 2/15/28	281	282
GNMA, 6.50%, 5/15/28	185	198
GNMA, 6.50%, 5/15/28	648	715
GNMA, 7.00%, 5/15/31	8,820	9,681
GNMA, 5.50%, 11/15/32	16,861	18,778
GNMA, 4.50%, 1/15/40	13,127	14,147
GNMA, 4.50%, 6/15/41	23,875	25,950
GNMA, 3.50%, 3/15/46	222,684	229,352
GNMA, 3.50%, 6/20/51	640,113	645,148
GNMA, 2.50%, 9/20/51	495,068	480,968
UMBS, 3.50%, TBA	4,014,000	4,022,153
UMBS, 4.00%, TBA	2,115,000	2,159,283
		16,772,985
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,428,473)		16,976,709
ASSET-BACKED SECURITIES — 2.4%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B SEQ, 9.31%, 7/15/61(3)	197,364	218,036
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(3)	542,075	500,018
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	226,000	208,348
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(3)	235,620	235,734
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	287,054	262,858
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	232,712	205,784
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37	541,372	509,222

DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(3)	650,000	616,823
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	400,000	366,779
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	300,000	272,925
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	400,000	361,267
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(3)	625,000	592,997
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(3)	210,881	197,185
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	91,719	91,105
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	230,901	217,525
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	176,812	166,196
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	200,000	204,652
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	61,045	67,408
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(3)	414,483	380,555
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	569,149	527,542
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(3)	416,146	384,185
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(3)	625,000	583,439
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	725,000	684,895
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	182,755
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	150,000	132,709
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	112,927	108,680
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	238,275	218,697
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(3)	224,438	195,191
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	107,197	106,062
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	57,952	58,000
TOTAL ASSET-BACKED SECURITIES (Cost $9,512,973)		8,857,572
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,039	1,015
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.50%, 3/25/35	15,415	15,606
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.76%, 6/25/34	9,962	10,055
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.96%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	129,013
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.41%, (1-month LIBOR plus 1.95%), 7/25/29(3)	120,000	119,399
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.46%, (1-month LIBOR plus 4.00%), 8/26/30(3)	118,568	119,162
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.30%, (30-day average SOFR plus 1.20%), 2/25/50(3)	140,240	138,153
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(3)	285,372	278,711
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.96%, 8/25/34	9,249	9,392
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	354	337
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	125,528	121,389
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	147,160	143,205
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3, VRN, 4.00%, 2/25/67(3)	208,000	202,325
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	124,070	117,968
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.80%, (30-day average SOFR plus 2.70%), 10/25/33(3)	175,000	176,019
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	3,030	3,118
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(3)	516,761	504,067
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	122,064	117,538
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	4,884	4,778
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.40%, 5/25/34	6,604	6,475
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	9,208	9,450
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.71%, (1-month LIBOR plus 3.25%), 10/25/30(3)	116,805	116,907
Home RE Ltd., Series 2021-1, Class M1B, VRN, 2.01%, (1-month LIBOR plus 1.55%), 7/25/33(3)	140,000	139,153
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(3)	196,841	186,399
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.46%, 1/25/47(3)	33,815	33,040
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	73,065	72,432
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(3)	359,171	345,974

JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(3)	390,005	361,630
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3, VRN, 3.52%, 7/25/52(3)	220,586	210,438
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 11/21/34	31,550	31,495
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.15%, 11/25/35	19,066	18,667
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	12,722	12,712
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(3)	267,475	253,387
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 1.21%, (1-month LIBOR plus 0.75%), 5/25/55(3)	250,000	248,754
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(3)	341,108	326,812
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	320,565	293,834
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	124,944	120,138
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(3)	376,590	361,464
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	155,694	149,962
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	7,096	7,002
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	156,543
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	16,002	16,240
Verus Securitization Trust, Series 2021-7, Class A1, VRN, 1.83%, 10/25/66(3)	207,644	197,042
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	108,098	106,083
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	129,718	126,966
Verus Securitization Trust, Series 2022-3, Class A1, 4.13%, 2/25/67(3)	300,000	299,212
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(3)	277,275	267,067
		6,686,528
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.46%, (1-month LIBOR plus 4.00%), 8/25/24	34,685	35,226
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.25%), 5/25/25	18,096	18,106
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.91%, (1-month LIBOR plus 2.45%), 3/25/49(3)	117,609	117,869
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.90%, (30-day average SOFR plus 2.80%), 10/25/50(3)	145,175	145,524
FHLMC, Series 2020-HQA3, Class M2, VRN, 4.06%, (1-month LIBOR plus 3.60%), 7/25/50(3)	15,243	15,265
FHLMC, Series 2021-DNA6, Class M2, VRN, 1.60%, (30-day average SOFR plus 1.50%), 10/25/41(3)	615,000	585,625
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	220,864	38,903
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	87,148	16,267
FNMA, Series 2013-C01, Class M2, VRN, 5.71%, (1-month LIBOR plus 5.25%), 10/25/23	187,165	193,051
FNMA, Series 2014-C02, Class 2M2, VRN, 3.06%, (1-month LIBOR plus 2.60%), 5/25/24	38,125	38,103
FNMA, Series 2014-C04, Class 1M2, VRN, 5.36%, (1-month LIBOR plus 4.90%), 11/25/24	62,085	63,981
FNMA, Series 2015-C04, Class 1M2, VRN, 6.16%, (1-month LIBOR plus 5.70%), 4/25/28	134,089	143,568
FNMA, Series 2015-C04, Class 2M2, VRN, 6.01%, (1-month LIBOR plus 5.55%), 4/25/28	343,417	356,952
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.46%, (1-month LIBOR plus 3.00%), 10/25/29	40,000	41,028
		1,809,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,750,872)		8,495,996
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 2.17%, (3-month LIBOR plus 1.90%), 10/27/33(3)	200,000	200,170
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.86%, (3-month LIBOR plus 1.60%), 7/22/32(3)	375,000	371,662
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.91%, (3-month LIBOR plus 1.65%), 4/22/31(3)	200,000	198,436
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.36%, (3-month LIBOR plus 2.10%), 4/22/31(3)	200,000	198,617
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 2.04%, (3-month LIBOR plus 1.80%), 1/15/29(3)	300,000	296,636
Bain Capital Credit CLO Ltd., Series 2019-2A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 10/17/32(3)	150,000	148,464
BDS Ltd., Series 2021-FL7, Class C, VRN, 2.17%, (1-month LIBOR plus 1.70%), 6/16/36(3)	400,000	391,326
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.27%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	198,545
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 7/15/30(3)	250,000	248,195
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.66%, (3-month LIBOR plus 2.20%), 8/14/30(3)	225,000	223,604
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/32(3)	250,000	247,827
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.85%, (3-month LIBOR plus 1.60%), 10/20/32(3)	200,000	198,157
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.80%, (3-month LIBOR plus 1.56%), 7/23/33(3)	275,000	273,616

Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 1.64%, (3-month LIBOR plus 1.40%), 11/22/33(3)	216,462	215,343
KKR CLO Ltd., Series 2018, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 7/18/30(3)	200,000	198,820
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.40%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	174,007
KKR CLO Ltd., Series 2030A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 10/17/31(3)	325,000	322,461
KREF Ltd., Series 2021-FL2, Class B, VRN, 2.09%, (1-month LIBOR plus 1.65%), 2/15/39(3)	300,000	293,676
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.50%, (3-month LIBOR plus 1.26%), 1/15/33(3)	125,000	124,376
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.89%, (3-month LIBOR plus 1.65%), 7/15/33(3)	375,000	372,708
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.88%, (1-month LIBOR plus 1.45%), 10/16/36(3)	350,000	340,788
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.75%, (3-month LIBOR plus 1.50%), 7/19/30(3)	275,000	272,499
Parallel Ltd., Series 2019-1A, Class BR, VRN, 2.05%, (3-month LIBOR plus 1.80%), 7/20/32(3)	300,000	297,821
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.35%, (3-month LIBOR plus 2.10%), 10/20/31(3)	275,000	270,006
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.95%, (3-month LIBOR plus 1.70%), 1/20/32(3)	475,000	471,250
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 1.91%, (3-month LIBOR plus 1.65%), 4/25/31(3)	300,000	297,782
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.81%, (3-month LIBOR plus 1.57%), 10/18/30(3)	400,000	396,999
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.89%, (3-month LIBOR plus 1.65%), 4/15/31(3)	300,000	297,384
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,611,571)		7,541,175
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BDS Ltd., Series 2021-FL8, Class C, VRN, 2.02%, (1-month LIBOR plus 1.55%), 1/18/36(3)	200,000	194,452
BDS Ltd., Series 2021-FL8, Class D, VRN, 2.37%, (1-month LIBOR plus 1.90%), 1/18/36(3)	150,000	143,521
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)	325,000	298,397
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)	400,000	360,291
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.80%, (1-month LIBOR plus 2.40%), 9/15/36(3)	400,000	387,045
BXMT Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (30-day average SOFR plus 1.76%), 2/15/38(3)	386,000	378,448
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 2.52%, (1-month LIBOR plus 2.12%), 11/15/38(3)	513,000	498,030
OPG Trust, Series 2021-PORT, Class E, VRN, 1.93%, (1-month LIBOR plus 1.53%), 10/15/36(3)	504,000	478,782
PFP Ltd., Series 2019-5, Class B, VRN, 2.08%, (1-month LIBOR plus 1.65%), 4/14/36(3)	200,000	198,994
PFP Ltd., Series 2021-8, Class C, VRN, 2.23%, (1-month LIBOR plus 1.80%), 8/9/37(3)	292,000	286,900
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,393,383)		3,224,860
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	95,999
California State University Rev., 2.98%, 11/1/51	200,000	178,767
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	33,033
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	85,015
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	204,991
Houston GO, 3.96%, 3/1/47	25,000	26,659
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	30,370
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,300
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	247,601
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	182,095
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,119
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	94,782
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	120,731
New York City Municipal Water Finance Authority Rev., 5.95%, 6/15/42	45,000	60,352
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	91,583
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	32,996
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	48,047
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	89,037
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	54,572
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	31,889
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	34,013
State of California GO, 4.60%, 4/1/38	120,000	131,349
State of California GO, 7.55%, 4/1/39	70,000	103,913

State of California GO, 7.30%, 10/1/39	15,000	21,134
State of California GO, 7.60%, 11/1/40	20,000	30,461
TOTAL MUNICIPAL SECURITIES (Cost $2,077,297)		2,071,808
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 0.75%, 10/8/27	600,000	546,471
FNMA, 6.625%, 11/15/30	100,000	131,150
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	89,930
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $818,500)		767,551
EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (Cost $427,002)	1,023	462,028
BANK LOAN OBLIGATIONS(5) — 0.1%
Media — 0.1%
DirecTV Financing, LLC, Term Loan, 8/2/27(6)	205,000	205,040
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	182,620	181,080
TOTAL BANK LOAN OBLIGATIONS (Cost $388,342)		386,120
SOVEREIGN GOVERNMENTS AND AGENCIES†
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	38,203
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,064
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	21,807
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $61,272)		70,074
PREFERRED STOCKS†
Banks†
SVB Financial Group, 4.25% (Cost $46,000)	46,000	42,636
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,130,022)	5,130,022	5,130,022
TOTAL SHORT-TERM INVESTMENTS (Cost $5,130,022)		5,130,022
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $350,461,169)		379,956,472
OTHER ASSETS AND LIABILITIES — (2.6)%		(9,581,179)
TOTAL NET ASSETS — 100.0%		$370,375,293

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,719,724	EUR	1,555,615	JPMorgan Chase Bank N.A.	6/30/22	$(7,123)
USD	57,670	EUR	51,541	JPMorgan Chase Bank N.A.	6/30/22	456
						$(6,667)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	5	June 2022	$1,059,609	$(8,912)
U.S. Treasury 5-Year Notes	3	June 2022	344,063	1,729
U.S. Treasury Long Bonds	20	June 2022	3,001,250	(65,269)
U.S. Treasury Ultra Bonds	3	June 2022	531,375	(1,631)
			$4,936,297	$(74,083)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	29	June 2022	$3,563,375	$(7,210)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$2,900,000	$(166,494)	$7,925	$(158,569)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(509)	$118,126	$117,617
CPURNSA	Receive	2.34%	2/5/26	$1,200,000	407	130,287	130,694
CPURNSA	Receive	2.33%	2/8/26	$1,500,000	510	163,003	163,513
CPURNSA	Receive	2.30%	2/24/26	$1,500,000	510	164,040	164,550
					$918	$575,456	$576,374

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $422,352.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,841,179, which represented 9.1% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	220,921,260	3,295,582	—
U.S. Treasury Securities	—	64,245,394	—
Corporate Bonds	—	37,467,685	—
U.S. Government Agency Mortgage-Backed Securities	—	16,976,709	—
Asset-Backed Securities	—	8,857,572	—
Collateralized Mortgage Obligations	—	8,495,996	—
Collateralized Loan Obligations	—	7,541,175	—
Commercial Mortgage-Backed Securities	—	3,224,860	—
Municipal Securities	—	2,071,808	—
U.S. Government Agency Securities	—	767,551	—
Exchange-Traded Funds	462,028	—	—
Bank Loan Obligations	—	386,120	—
Sovereign Governments and Agencies	—	70,074	—
Preferred Stocks	—	42,636	—
Short-Term Investments	5,130,022	—	—
	226,513,310	153,443,162	—
Other Financial Instruments
Futures Contracts	1,729	—	—
Swap Agreements	—	576,374	—
Forward Foreign Currency Exchange Contracts	—	456	—
	1,729	576,830	—
Liabilities
Other Financial Instruments
Futures Contracts	83,022	—	—
Swap Agreements	—	158,569	—
Forward Foreign Currency Exchange Contracts	—	7,123	—
	83,022	165,692	—
This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.